RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES
RELATED PARTY TRANSACTIONS AND INTERESTS IN CONSOLIDATED SUBSIDIARIES

Affiliate Receivables and Payables

Due from affiliates was comprised of the following:

	Private Equity		Liquid	Credit
		Permanent	Hedge	Hedge	PE	Logan
December 31, 2014	Funds	Capital Vehicles	Funds	Funds	Funds	Circle	Other	Total
Management fees and incentive income (A)	$35,970	$65,043	$15,634	$96,996	$18,393	1,089	$—	$233,125
Expense reimbursements (A)	1,335	6,424	12,940	9,264	10,077	164	—	40,204
Expense reimbursements - FCF (B)	34,660	49	—	—	—	—	—	34,709
Dividends and distributions	—	295	—	—	—	—	—	295
Other	—	1,346	—	—	—	—	16,896	18,242
Total	$71,965	$73,157	$28,574	$106,260	$28,470	$1,253	$16,896	$326,575

	Private Equity		Liquid	Credit
		Permanent	Hedge	Hedge	PE	Logan
December 31, 2013	Funds	Capital Vehicles	Funds	Funds	Funds	Circle	Other	Total
Management fees and incentive income (A)	$40,456	$21,701	$89,400	$144,749	$18,143	$689	$—	$315,138
Expense reimbursements (A)	2,599	4,905	6,437	7,118	14,656	64	—	35,779
Expense reimbursements - FCF (B)	42,872	100	—	—	—	—	—	42,972
Dividends and distributions	—	405	—	—	—	—	—	405
Other	—	698	—	—	4	—	12,128	12,830
Total	$85,927	$27,809	$95,837	$151,867	$32,803	$753	$12,128	$407,124

(A)
Net of allowances for uncollectible management fees and expense reimbursements of $12.2 million and $6.6 million at December 31, 2014, respectively, and of $12.2 million and $6.3 million as of December 31, 2013, respectively. Allowances are recorded as General and Administrative expenses.

(B)	Represents expense reimbursements due to FCF, a consolidated VIE.

As of December 31, 2014, amounts due from Fortress Funds recorded in due from affiliates on the consolidated balance sheets included $33.6 million of past due management fees, excluding $12.2 million which has been fully reserved by Fortress, and $11.3 million of private equity general and administrative expenses advanced on behalf of certain Fortress Funds, excluding $6.6 million which has been fully reserved by Fortress. Although such funds are currently experiencing liquidity issues, Fortress believes the unreserved portion of these fees and reimbursable expenses will ultimately be collectible. The unreserved amounts are primarily due from a fund and the amounts represent less than 5% of such fund's NAV.

Due to affiliates was comprised of the following:

	December 31, 2014	December 31, 2013
Principals - tax receivable agreement - Note 6	$289,324	$241,006
Principals - Principal Performance Payments - Note 8	30,659	45,524
Distributions payable on Fortress Operating Group units	—	5,160
Other	11,411	11,345
General partner liability - Note 10	44,030	41,797
Total	$375,424	$344,832

Other Related Party Transactions

For the years ended December 31, 2014, 2013 and 2012, other revenues on the consolidated statements of operations included approximately $2.5 million, $1.7 million and $2.5 million, respectively, of revenues from affiliates, primarily interest and dividends.

Fortress has entered into cost sharing arrangements with certain Fortress Funds, including market data services and subleases of certain of its office space. Fortress pays these costs directly and recharges the related Fortress Funds.

Certain Portfolio Companies and Fortress Funds are co-owned by, have merged with, and/or have engaged in transactions (including loans) with, other Portfolio Companies and Fortress Funds. Generally, co-ownership arrangements are entered into due to transaction size limitations in individual funds and transactions between Portfolio Companies take advantage of relevant expertise possessed by these entities. In some instances, Portfolio Companies have entered into contracts with other Portfolio Companies or with certain of Fortress’s equity method investees to provide services to, or receive services from, these entities, including asset management, consulting, loan servicing and others. These contracts were entered into because the entity providing the service possessed relevant expertise.

From time to time, Fortress may advance amounts on behalf of affiliates for limited periods. In such cases it generally charges interest to these affiliates. In 2014, 2013 and 2012, Fortress waived $1.5 million, $1.8 million and $3.8 million, respectively, of interest owed from its private equity funds related to management fees paid in arrears. One of Fortress’s consolidated subsidiaries (not a Fortress Fund) acts as the loan origination platform for certain Fortress Funds.  In this respect, it holds commercial lending licenses in various states and received fees for its loan origination duties of less than $0.1 million during 2014, and $0.1 million and $0.1 million during 2013 and 2012, respectively.

The principals and certain executive officers of Fortress may also serve as directors and/or officers of each of the publicly traded permanent capital vehicles and of certain Portfolio Companies and may have investments in these entities as well as in other Fortress Funds.

From time to time, employees of Fortress mutually agree with Fortress to terminate their employment in order to accept employment opportunities at the Fortress Funds, Portfolio Companies, or other affiliates. To the extent these former employees had been granted RSUs by Fortress, they are generally permitted to continue vesting in these RSUs pursuant to their original vesting terms as long as they remain employed by an affiliate.

From time to time, Fortress makes advances to senior employees (who are not officers). These advances may be due on a certain date, at termination or upon the maturity of a Fortress Fund (generally when the advances are to finance employee fund investments). Outstanding advances can be summarized as follows:

	December 31,
	2014	2013
Amount outstanding	$4.7 million	$3.9 million
Range of interest rates	LIBOR +4% to LIBOR +4.25%	LIBOR +4% to LIBOR + 4.25%

Subsequent to December 31, 2014, Fortress made an advance of $1.8 million to a senior employee (who is not an officer) at an interest rate equal to LIBOR plus 4.0%.

In connection with its initial public offering, Fortress entered into a tax receivable agreement with the Principals, as described in Note 6, and the Principals entered into a forfeiture agreement with each other, as described in Note 8. The Principals, employees, directors and Fortress Funds have and continue to make investments in Fortress Funds and Portfolio Companies.

The Principals have guaranteed payment on a several basis to certain Fortress private equity funds and credit PE funds of any contingent repayment (clawback) obligation with respect to such private equity fund or credit PE fund incentive income in the event that Fortress fails to fulfill its clawback obligation, if any, with respect to such fund.

In March 2012, as a result of the repeal of the exemption from registration under the Investment Advisers Act of 1940 for family offices, Fortress hired the personnel of the Principals’ family offices and entered into investment management agreements with the family offices.  Pursuant to these agreements, these individuals work solely on the Principals’ personal financial matters, and the Principals reimburse Fortress for their compensation expense attributable to them.  The total amount of such expenses was $3.5 million, $3.1 million and $2.7 million in 2014, 2013 and 2012, respectively.

Two of the Principals leased or indirectly owned aircraft that Fortress chartered from a third-party aircraft operator for business purposes in the course of operations. Fortress and/or the funds, depending on the purposes of the trip, paid market rates for the charters. With respect to one of the Principals, these amounts totaled $2.2 million, $1.8 million and $1.8 million in 2014, 2013 and 2012, respectively.  With respect to the other Principal, these amounts totaled $0.6 million, $0.4 million and $0.3 million in 2014, 2013 and 2012, respectively. The operators remitted a portion of these amounts to the Principals.

In January 2012, Fortress subleased an aircraft from one of its Principals for approximately two months, primarily to ensure compliance with regulations of the Federal Aviation Administration. During the term of the lease, Fortress used the aircraft for business purposes. The amount due to the Principal for the sublease was $0.1 million.

In addition to the other transactions discussed above, the Principals receive limited benefits from Fortress in addition to their compensation, including the personal use of certain company assets and personnel for which they reimburse Fortress. The amounts subject to reimbursement aggregated $0.4 million, $0.0 million and $0.2 million in 2014, 2013 and 2012, respectively.

Redeemable Non-controlling Interests

The following table represents the activity in Redeemable Non-controlling Interests as presented in the consolidated balance sheets:

Year Ended December 31, 2014
Beginning balance	$—
Capital contributions	56,771
Consolidation of Redeemable Non-Controlling interest	2,179
Redeemable Non-controlling Interests in income (loss)	(709)
Deconsolidation of Redeemable Non-Controlling interests in income (loss)	(56,524)
$1,717

Principals’ and Others’ Interests in Consolidated Subsidiaries

These amounts relate to equity interests in Fortress’s consolidated, but not wholly owned, subsidiaries, which are held by the Principals, employees, and others.

This balance sheet caption was comprised of the following:

	December 31,
	2014	2013
Fortress Operating Group units held by the principals and a former senior employee	$556,720	$725,424
Employee interests in majority owned and controlled fund advisor and general partner entities	80,333	62,381
Other	2,303	2,033
Total	$639,356	$789,838

The Fortress Operating Group portion of these interests is computed as follows:

	December 31,
	2014	2013
Fortress Operating Group equity (Note 13)	$1,152,297	$1,489,701
Less: Others' interests in equity of consolidated subsidiaries (Note 13)	(82,636)	(64,414)
Total Fortress shareholders' equity in Fortress Operating Group	$1,069,661	$1,425,287
Fortress Operating Group units outstanding (A)	226,331,513	249,534,372
Class A shares outstanding	208,535,157	240,741,920
Total	434,866,670	490,276,292
Fortress Operating Group units as a percent of total (B)	52.0%	50.9%
Equity of Fortress Operating Group units held by the Principals and a former senior employee	$556,720	$725,424

(A)	Held by the Principals and a former senior employee; exclusive of Class A shares.

(B)	As a result, the Registrant owned 48.0% and 49.1% of Fortress Operating Group as of December 31, 2014 and 2013, respectively.

This statement of operations caption was comprised of shares of consolidated net income (loss) related to the following:

	Year Ended December 31,
	2014	2013	2012
Fortress Operating Group units held by the Principals and a former senior employee	$135,029	$276,683	$132,950
Employee interests in majority owned and controlled fund advisor and general partner entities	4,657	6,456	7,402
Other	270	5	186
Total	$139,956	$283,144	$140,538

The Fortress Operating Group portion of these interests is computed as follows:

	Year Ended December 31,
	2014	2013	2012
Fortress Operating Group net income (loss) (Note 13)	$263,030	$545,623	$255,770
Adjust:
Others' interests in net (income) loss of consolidated subsidiaries (Note 13)	(4,927)	(6,461)	(7,588)
Redeemable Non-controlling interests in (income) loss of consolidated subsidiaries	709	—	—
Total Fortress shareholders' net income (loss) in Fortress Operating Group	$258,812	$539,162	$248,182
Fortress Operating Group as a percent of total (A)	52.2%	51.3%	53.6%
Fortress Operating Group net income (loss) attributable to the Principals and a former senior employee	$135,029	$276,683	$132,950

(A)	Represents the weighted average percentage of total Fortress shareholders' net income (loss) in Fortress Operating Group attributable to the Principals and a former senior employee.

The following represents the effects of changes in Fortress’s ownership interest in Fortress Operating Group on Fortress’s equity:

	Year Ended December 31,
	2014	2013	2012
Net Income (loss) attributable to Class A shareholders	$100,966	$200,447	$78,284
Transfers (to) from the Principals' and Others' Interests:
Increase in Fortress’s shareholders’ equity for the conversion of Fortress Operating Group units by the Principals and a former senior employee	—	10,143	22,166
Increase in Fortress’s shareholders’ equity for the purchase of Fortress Operating Group units from one Principal	—	—	44,242
Increase in Fortress’s shareholders’ equity for the delivery of Class A shares primarily in connection with vested RSUs and RPUs	5,835	14,005	14,769
Increase in Fortress's shareholders' equity for the public offering of Class A shares and repurchase of Class B shares and FOGUs	53,510	—	—
Decrease in Fortress's shareholders' equity for the repurchase and cancellation of Class A shares and FOGUs	(101,156)	—	—
Change from net income (loss) attributable to Fortress and transfers (to) from Principals’ and Others' Interests	$59,155	$224,595	$159,461